GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount		$ 185,210
Accumulated Amortization	$ (117,499)	(119,576)
Net Carrying Amount	57,860	65,634
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	485,825
Accumulated Amortization	(117,499)	(119,576)
Net Carrying Amount	368,326	65,634	$ 78,576
Supplier relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	29,179	30,405
Accumulated Amortization	(17,869)	(17,108)
Net Carrying Amount	11,310	13,297
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(17,869)	(17,108)
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	132,953	141,157
Accumulated Amortization	(92,357)	(95,580)
Net Carrying Amount	40,596	45,577
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(92,357)	(95,580)
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	13,227	13,648
Accumulated Amortization	(7,273)	(6,888)
Net Carrying Amount	5,954	6,760
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(7,273)	$ (6,888)
DOLE brand
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	306,280
Water rights
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 4,186